ASSETS HELD FOR SALE	6 Months Ended
Jun. 30, 2025
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
ASSETS HELD FOR SALE	ACQUISITIONS
On June 18, 2025, pursuant to an equity purchase agreement dated October 11, 2024 between ArcelorMittal and Nippon Steel Corporation ("NSC") with respect to their joint venture AMNS Calvert ("Calvert"), in connection with the proposed acquisition of U.S. Steel by NSC with respect to an agreement dated December 18, 2023 and approved by the U.S. administration on June 13, 2025, ArcelorMittal acquired control of Calvert following the acquisition of NSC's 50% stake. The flat steel processing facility based in Calvert, Alabama (United States) has a hot strip mill, pickling and cold rolling facilities and finishing facilities with 5.3, 3.6 and 2.1 million tonnes capacity, respectively. The cash consideration paid by the Company to acquire NS Kote Inc., which holds the 50% interest in Calvert (in addition to 638 cash injected by NSC to repay debt of Calvert at acquisition date and 248 shareholder loan forgiven by NSC) was 1 U.S. dollar (cash acquired of 263). The acquisition also includes a new seven-year domestic slab supply agreement with NSC averaging 750,000 tonnes per year. Net settlement of preexisting relationships amounted to 452 (including 248 of shareholder loan, 106 of trade payables and 105 of dividend payable). ArcelorMittal incurred 2 acquisition-related costs recognized in selling, general and administrative expenses, The Company remeasured its previously held 50% equity interest in Calvert at its acquisition-date fair value and recognized the resulting 13 gain in income from joint ventures, associates and other investments. The acquisition-date fair value of identifiable assets and liabilities has been measured on a provisional basis at June 30, 2025. The Company intends to complete such measurement during the second half of 2025. The fair value of acquired receivables was 472. The Company recognized 1,858 bargain purchase gain in operating income on a preliminary basis resulting from the specific context of the sale by NSC of its interest in Calvert required in connection with NSC's acquisition of U.S. Steel. Calvert is part of the North America reportable segment. Revenue and net income since acquisition date were 169 and 16, respectively.
On April 1, 2025, ArcelorMittal increased its interest in the joint venture ArcelorMittal Tailored Blanks Americas ("AMTBA") from 80% to 90% and acquired control following certain amendments of the shareholders' agreement. AMTBA manufactures light-weighting solutions for the automotive industry through laser welding and has facilities across Canada, the United States and Mexico. Total consideration was 31 (5 cash outflow net of cash acquired of 13 and outstanding loan of 13). ArcelorMittal granted a put option exercisable between January 1, 2030 and December 31, 2033 to the non-controlling interest and recognized accordingly a 31 financial liability at amortized cost measured at the present value of the redemption amount. The Company remeasured its previously held 80% equity interest in AMTBA at its acquisition-
date fair value and recognized the resulting 145 gain in income from joint ventures, associates and other investments. The Company measured the acquisition-date fair value of identifiable assets and liabilities at June 30, 2025 on a provisional basis and intends to complete such measurement during the second half of 2025. Current assets include 51 trade receivables. ArcelorMittal recognized 97 goodwill. Goodwill is not deductible for tax purposes. AMTBA is part of the North America reportable segment. Revenue and net loss since acquisition date were 90 and 3, respectively.
On May 5, 2025, following approval by the Brazilian antitrust authority CADE on April 4, 2025, ArcelorMittal acquired control of the Brazilian pipe producer Tuper S.A. ("Tuper"), a joint venture in which it already held a 40% interest. Tuper is one of the largest steel processing companies in Latin America serving the oil and gas, civil construction, infrastructure, industrial and automotive markets. The acquisition of the 60% interest in Tuper involved a 83 cash-settled capital increase of the joint venture subscribed by ArcelorMittal on April 25, 2025 pursuant to which ArcelorMittal's interest increased from 40% to 54.7% and a 155 total consideration (84 cash outflow net of cash acquired of 62 and outstanding loan of 9) for the acquisition of the remaining 45.3% interest providing control. Net settlement of preexisting relationships amounted to 52. The Company remeasured its previously held equity interest in Tuper at its acquisition-date fair value and recognized the resulting 25 gain in income from joint ventures, associates and other investments. The acquisition-date fair value of identifiable assets and liabilities has been measured on a provisional basis at June 30, 2025. The Company intends to complete such measurement during the second half of 2025. Tuper is part of the Brazil reportable segment. Current assets include 55 trade receivables. Revenue and net income since acquisition date were 57 and 5, respectively.
On July 25, 2025, ArcelorMittal signed a share purchase agreement to acquire a 89.69% interest in Tekno S.A. - Indústria e Comércio, a pioneer in the implementation of coil coating in Brazil. The Company will carry out a public tender offer for the remaining shares upon closing of the transaction, which is subject to certain conditions precedent including approval by the Brazilian antitrust authority (CADE).
Revenue and net income attributable to the equity holders of the parent of the Company for six months ended June 30, 2025 were 33,270 and 2,744, respectively, as though ArcelorMittal had completed the Calvert, AMTBA and Tuper acquisitions as of January 1, 2025.
The table below summarizes the provisional acquisition-date carrying value of identifiable assets and liabilities assumed during the six months ended June 30, 2025 for Calvert, AMTBA and Tuper.

	Calvert	AMTBA	Tuper
Current assets	1,985	104	97
Property, plant and equipment	2,727	241	64
Intangible assets	—	70	1
Other non-current assets	—	12	28
Total assets	4,712	427	190
Deferred tax liabilities	137	42	—
Other liabilities	1,631	199	65
Total liabilities	1,768	241	65
Net assets acquired	2,944	186	125
Consideration paid, net of cash acquired (received)	(263)	5	84
Settlement of pre existing relationships	452	—	52
Settlement of outstanding receivable	—	13	9
Fair value of previously held interest	897	245	142
Non-controlling interests	—	20	—
Goodwill (bargain purchase gain)	(1,858)	97	162
ASSETS HELD FOR SALE
On June 20, 2025, ArcelorMittal signed a sale and purchase agreement to sell its operations in Bosnia and Herzegovina ("Bosnia"), ArcelorMittal Zenica, an integrated steel plant, and ArcelorMittal Prijedor, an iron ore mining business which supplies the Zenica plant, to Pavgord Group. The transaction is expected to close in the third quarter of 2025, subject to merger control clearance and the fulfilment of all conditions precedent. The Company classified the assets and liabilities of ArcelorMittal Zenica and ArcelorMittal Prijedor, which are part of the Europe reportable segment, as held for sale at June 30, 2025. The fair value measurement was determined using the contract price, a Level 3 fair value measurement. Accordingly, in order to decrease the carrying amount to fair value less cost to sell, the Company recognized a 205 impairment loss including 194 recognized in cost of sales relating to property, plant and equipment for 143 and current assets for 51 and 11 in income from associates, joint ventures and other investments with respect to a joint venture of ArcelorMittal Zenica. The cumulative foreign exchange loss recognized in other comprehensive income amounted to 43 at June 30, 2025.
In addition, in the context of a divestment process which completed on July 28, 2025 with the signature by the Company of a sale and purchase agreement to sell ArcelorMittal's tubular products facility ArcelorMittal Tubular Products Iasi and which is still ongoing with respect to ArcelorMittal Tubular Products Roman, the carrying amount of such assets and liabilities was classified as held for sale as of June 30, 2025. Both facilities (in aggregate "AMTP") are located in Romania and are part of the Sustainable Solutions reportable segment. The cumulative foreign exchange loss recognized in other comprehensive income amounted to 1 at June 30, 2025.
The table below provides the details for the entities classified as held for sale at June 30, 2025.

	June 30, 2025
	Bosnia	AMTP	Total
Current Assets:
Cash and cash equivalents	28	1	29
Trade accounts receivable, prepaid expenses and other current assets	33	17	50
Inventories	70	37	107
Total Current Assets	131	55	186
Non-current Assets:
Property, plant and equipment	—	13	13
Total Non-current Assets	—	13	13
Total Assets	131	68	199

Current Liabilities:
Trade accounts payables, accrued expenses and other liabilities	58	41	99
Total Current Liabilities	58	41	99
Non-current Liabilities:
Other long-term liabilities	2	2	4
Total Non-current Liabilities	2	2	4
Total Liabilities	60	43	103